Annual Total Returns - Fidelity® MSCI Materials Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Materials Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Materials Index ETF-Default
Bar Chart Table:
Annual Return 2014	5.75%
Annual Return 2015	(10.21%)
Annual Return 2016	21.46%
Annual Return 2017	23.41%
Annual Return 2018	(17.40%)
Annual Return 2019	23.55%